UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03193
                                   ---------

                         Franklin Tax-Exempt Money Fund
                         ------------------------------
              (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       ------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/04
                          -------

      Item 1. Reports to Stockholders.


                                [GRAPHIC OMITTED]

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                                                                   JULY 31, 2004
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ANNUAL REPORT AND SHAREHOLDER LETTER                       |     TAX-FREE INCOME
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
             FRANKLIN
       TAX-EXEMPT MONEY FUND                           Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o Templeton o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                              That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

-------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Tax-Exempt Money Fund ............................................    3

Performance Summary .......................................................    4

Your Fund's Expenses ......................................................    5

Financial Highlights and Statement of Investments .........................    6

Financial Statements ......................................................   12

Notes to Financial Statements .............................................   15

Report of Independent Registered Public Accounting Firm ...................   20

Tax Designation ...........................................................   21

Board Members and Officers ................................................   22

Shareholder Information ...................................................   26

--------------------------------------------------------------------------------

ANNUAL REPORT

FRANKLIN TAX-EXEMPT MONEY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tax-Exempt Money Fund seeks to provide a high level of current income exempt from federal income tax, consistent with liquidity and preservation of capital.(1) The Fund pursues a conservative investment policy by investing predominantly in high quality, short-term, municipal securities as it seeks to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

This annual report for Franklin Tax-Exempt Money Fund covers the fiscal year ended July 31, 2004.

PERFORMANCE OVERVIEW

During the reporting period, interest rates in the short-term market remained relatively low. Franklin Tax-Exempt Money Fund's seven-day effective yield increased from 0.24% on July 31, 2003, to 0.30% on July 31, 2004.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended July 31, 2004, the U.S. economy remained strong. One-year gross domestic product (GDP) rose an estimated 4.7% through June. Major contributors to growth included inventory investment, equipment and software spending, and federal government spending. Despite solid export growth and a resilient housing market, annualized second quarter 2004 GDP grew an estimated 2.8%, which was less than expected, due largely to the weakest consumer spending growth in three years. Approximately 70% of GDP stemmed from consumer activity, which slowed as personal liquidity from tax cuts and low interest-rate incentives faded. Business investment and corporate profits rose and contributed to overall economic growth.

Labor market conditions improved during the reporting period. More than one-half of the jobs lost during the recession and weak economic expansion have been recovered. The economy created 1.5 million jobs since summer 2003. In addition, the unemployment rate fell from 6.2% in July 2003 to 5.5% at period-end.(2) Services created the most jobs led by leisure and hospitality, education and health, and business and professional services.

(1) Fund dividends are generally subject to state and local taxes, if any. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

(2)   Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.


                                                              Annual Report  | 3

PERFORMANCE SUMMARY
7/31/04

---------------------------------------------
Seven-day effective yield(1)            0.30%
---------------------------------------------
Seven-day annualized yield              0.30%
---------------------------------------------
Taxable equivalent yield(2)             0.46%
---------------------------------------------

(1)   Seven-day effective yield assumes the compounding of daily dividends.

(2) Taxable equivalent yield assumes the 2004 maximum 35.00% federal income tax rate.

Annualized and effective yields are for the seven-day period ended 7/31/04. The Fund's average weighted maturity was 38 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PORTFOLIO BREAKDOWN
7/31/04

---------------------------------------------
                                   % of Total
                                  Investments
---------------------------------------------
Variable Rate Notes                     77.0%
---------------------------------------------
Put or Option Tender Bonds              10.2%
---------------------------------------------
Tax-Exempt Anticipation Notes            8.3%
(BAN, RAN, TAN, TRAN)
---------------------------------------------
Tax-Exempt Commercial Paper              4.0%
---------------------------------------------
Revenue and General Obligation
Notes & Bonds                            0.5%
---------------------------------------------

In light of positive economic developments, consumer inflation remained modest but picked up speed in 2004. Excluding the volatile food and energy categories, consumer prices increased 1.8% for the 12 months ended July 31, 2004. Consequently, for the first time in more than four years, the Federal Reserve Board (Fed) raised the federal funds target rate on June 30, 2004, by a quarter-point to 1.25%. Because Fed policymakers expect inflation to remain relatively low, they believe they can raise interest rates at a measured pace. Nonetheless, the Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. The 10-year Treasury note yield began the period at 4.49% and rose to a high of 4.89% on June 14 in anticipation of the Fed's rate increase. On July 31, 2004, the 10-year Treasury yielded 4.50%.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term tax-free securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that a portion of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

MANAGER'S DISCUSSION

During the reporting period, the Fund participated in several deals including Texas State tax and revenue anticipation notes, Iowa School cash anticipation notes, Northside Texas Independent School District mandatory puts, and Commonwealth of Massachusetts commercial paper.

Thank you for your participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 |  Annual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 1/31/04       VALUE 7/31/04    PERIOD* 1/31/04-7/31/04
----------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,002.30               $3.68
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,021.18               $3.72

* Expenses are equal to the Fund's annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                                                              Annual Report  | 5

FRANKLIN TAX-EXEMPT MONEY FUND

FINANCIAL HIGHLIGHTS

                                                                 -------------------------------------------------------------
                                                                                      YEAR ENDED JULY 31,
                                                                    2004         2003         2002         2001         2000
                                                                 -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                 -------------------------------------------------------------

Income from investment operations - net investment income ....       .002         .005         .011         .029         .030

Less distributions from net investment income ................      (.002)       (.005)       (.011)       (.029)       (.030)
                                                                 -------------------------------------------------------------

Net asset value, end of year .................................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                 =============================================================

Total return(a) ..............................................        .23%         .53%        1.06%        2.98%        3.02%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................   $179,372     $176,834     $163,710     $167,705     $169,338

Ratios to average net assets:

 Expenses ....................................................        .74%         .76%         .76%         .76%         .74%

 Net investment income .......................................        .24%         .53%        1.05%        2.94%        3.02%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.


6 |  See notes to financial statements.  |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

STATEMENT OF INVESTMENTS, JULY 31, 2004

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS 101.0%
    ALABAMA 2.3%
(a) Evergreen IDB, IDR, Tenax Manufacturing Project, Refunding, Weekly VRDN and Put, 1.09%,
      12/01/12 .....................................................................................     $2,600,000    $  2,600,000
(a) Mobile IDA Pollution Control Revenue, Refunding, ExxonMobile Project, Daily VRDN and Put,
      1.02%, 7/15/32 ...............................................................................      1,500,000       1,500,000
                                                                                                                       ------------
                                                                                                                          4,100,000
                                                                                                                       ------------

    ARIZONA 2.1%
(a) Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville Project, Series C,
      Weekly VRDN and Put, 1.13%, 12/15/18 .........................................................      1,000,000       1,000,000
(a) Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured,
      Weekly VRDN and Put, 1.08%, 10/01/26 .........................................................      1,800,000       1,800,000
(a) Nanotechnology Research LLC Arizona Lease Revenue, Arizona State University Project,
      Series A, MBIA Insured, Weekly VRDN and Put, 1.08%, 3/01/34 ..................................      1,000,000       1,000,000
                                                                                                                       ------------
                                                                                                                          3,800,000
                                                                                                                       ------------

    CALIFORNIA 1.1%
    CSUCI Financing Authority Revenue, Rental Housing, Mandatory Put, 1.60%, 8/01/31 ...............      2,000,000       2,000,000
                                                                                                                       ------------

    COLORADO 5.0%
(a) Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, 1.07%,
      11/01/29 .....................................................................................      2,000,000       2,000,000
(a) Denver City and County COP,
      Refunding, AMBAC Insured, Weekly VRDN and Put, 1.05%, 12/01/29 ...............................      4,000,000       4,000,000
      Wellington E Web-C3, Refunding, AMBAC Insured, Weekly VRDN and Put, 1.08%,
      12/01/29 .....................................................................................      3,000,000       3,000,000
                                                                                                                       ------------
                                                                                                                          9,000,000
                                                                                                                       ------------

    FLORIDA 6.4%
    Florida Local Government Commission, Series A, TECP, 1.06%, 9/10/04 ............................      3,300,000       3,300,000
(a) Orange County School Board COP, Series B,
      AMBAC Insured, Daily VRDN and Put, 1.10%, 8/01/25 ............................................      1,200,000       1,200,000
      MBIA Insured, Daily VRDN and Put, 1.10%, 8/01/27 .............................................      1,960,000       1,960,000
(a) Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program, Refunding,
    AMBAC Insured, Daily VRDN and Put, 1.12%, 12/01/15 .............................................      5,000,000       5,000,000
                                                                                                                       ------------
                                                                                                                         11,460,000
                                                                                                                       ------------

    GEORGIA 8.3%
(a) Athens-Clarke County Unified Government Authority Revenue, University of Georgia Athletic
      Association Project, Daily VRDN and Put, 1.13%, 8/01/33 ......................................      1,500,000       1,500,000
(a) De Kalb County Hospital Authority RAN, De Kalb Medical Center Project, Weekly VRDN and Put,
      1.08%, 9/01/09 ...............................................................................      1,100,000       1,100,000
(a) Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc. Project,
      Weekly VRDN and Put, 1.08%, 9/01/17 ..........................................................      1,000,000       1,000,000
(a) Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, Weekly VRDN and
      Put, 1.08%, 7/01/25 ..........................................................................      8,000,000       8,000,000
(a) Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured, Weekly
      VRDN and Put, 1.08%, 6/15/25 .................................................................      3,200,000       3,200,000
                                                                                                                       ------------
                                                                                                                         14,800,000
                                                                                                                       ------------


                                                              Annual Report  | 7

FRANKLIN TAX-EXEMPT MONEY FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    HAWAII 4.8%
(a) Hawaii State Department of Budget and Finance Special Purpose Revenue, Adventist Health
      System West, Weekly VRDN and Put, 1.05%, 3/01/08 .............................................     $3,700,000    $  3,700,000
    Honolulu City and County GO, Series C, FGIC Insured, Optional Put, 1.18%, 12/01/06 .............      5,000,000       5,000,000
                                                                                                                       ------------
                                                                                                                          8,700,000
                                                                                                                       ------------

    ILLINOIS 7.8%
    Chicago GO, Temporary Notes, 1.05%, 1/07/05 ....................................................      7,000,000       7,000,000
(a) Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding, Series B,
      MBIA Insured, WeeklyVRDN and Daily Put, 1.05%, 1/01/10 .......................................      7,000,000       7,000,000
                                                                                                                       ------------
                                                                                                                         14,000,000
                                                                                                                       ------------

    INDIANA 3.9%
    Indiana Bond Bank Revenue, Advance Program Notes, Series A, 2.00%, 1/25/05 .....................      2,000,000       2,008,654
(a) Indiana State Educational Facilities Authority Revenue, Indiana Wesleyan University Project,
      Weekly VRDN and Put, 1.08%, 12/01/08 .........................................................      1,500,000       1,500,000
(a) Indianapolis Local Public Improvement Bond Bank Revenue, Refunding, Series F-2,
      MBIA Insured, Weekly VRDN and Put, 1.05%, 2/01/20 ............................................      2,500,000       2,500,000
(a) Miami County EDR, Dukes Memorial Hospital Project, Weekly VRDN and Put, 1.08%,
      10/01/30 .....................................................................................      1,000,000       1,000,000
                                                                                                                       ------------
                                                                                                                          7,008,654
                                                                                                                       ------------

    IOWA 2.8%
    Iowa School Corps. Warrants Certificates, Iowa School Cash Anticipation Program, Series A,
    FSA Insured, 3.00%, 6/30/05 ....................................................................      5,000,000       5,063,460
                                                                                                                       ------------

    KENTUCKY 2.6%
(a) Kentucky Development Finance Authority Revenue, Pooled Loan Program, Series A,
      FGIC Insured, Weekly VRDN and Put, 1.09%, 12/01/15 ...........................................      4,600,000       4,600,000
                                                                                                                       ------------

    LOUISIANA 4.4%
(a) Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
      First Stage, ACES, Refunding, Daily VRDN and Put, 1.10%, 9/01/17 .............................      7,960,000       7,960,000
                                                                                                                       ------------

    MARYLAND 1.2%
(a) Community Development Administration MF Development Revenue, Avalon Ridge Apartments
      Project, Refunding, FNMA Insured, Weekly VRDN and Put, 1.08%, 6/15/26 ........................      2,100,000       2,100,000
                                                                                                                       ------------

    MASSACHUSETTS 8.4%
(a) Massachusetts Bay Transportation Authority GO, General Transportation System, Weekly VRDN
      and Put, 1.08%, 3/01/30 ......................................................................      3,900,000       3,900,000
(a) Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
      Program, Series D, MBIA Insured, Daily VRDN and Put, 1.07%, 1/01/35 ..........................      1,520,000       1,520,000
(a) Massachusetts State HFAR, Series F, FSA Insured, Weekly VRDN and Put, 1.09%,
      12/01/37 .....................................................................................      2,500,000       2,500,000
(a) Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
      Daily VRDN and Put, 1.10%, 8/01/17 ...........................................................      7,100,000       7,100,000
                                                                                                                       ------------
                                                                                                                         15,020,000
                                                                                                                       ------------


8 |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    MICHIGAN 5.8%
(a) Detroit Sewage Disposal Revenue, senior lien, Series B, Daily VRDN and Put, 1.10%,
      7/01/33 ......................................................................................     $2,700,000    $  2,700,000
(a) Detroit Sewer Disposal Revenue, Series C-2, Refunding, FGIC Insured, Weekly VRDN and Put,
      1.09%, 7/01/29 ...............................................................................      3,000,000       3,000,000
    Greater Detroit Resources Recovery Authority Revenue, Refunding, Series A, AMBAC Insured,
      5.50%, 12/13/04 ..............................................................................      1,000,000       1,016,014
(a) Michigan State University Revenues, Series A, Daily VRDN and Put, 1.10%, 8/15/32 ...............      3,650,000       3,650,000
                                                                                                                       ------------
                                                                                                                         10,366,014
                                                                                                                       ------------

    MINNESOTA 3.4%
(a) Minneapolis Housing Development Revenue, One Ten Grant Project, Refunding, FNMA Insured,
      Weekly VRDN and Put, .93%, 9/01/08 ...........................................................      1,200,000       1,200,000
(a) Minneapolis MFHR, Seven Corners Apartments Project, Weekly VRDN and Put, 1.03%,
      10/01/31 .....................................................................................      1,950,000       1,950,000
(a) Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A, Weekly VRDN and Put,
      1.08%, 10/01/23 ..............................................................................      3,000,000       3,000,000
                                                                                                                       ------------
                                                                                                                          6,150,000
                                                                                                                       ------------

    NEVADA 2.2%
(a) Clark County Airport Improvement Revenue, sub. lien,
      Series A-1, Weekly VRDN and Put, 1.05%, 7/01/25 ..............................................        900,000         900,000
      Series B-1, Weekly VRDN and Put, 1.10%, 7/01/29 ..............................................      3,000,000       3,000,000
                                                                                                                       ------------
                                                                                                                          3,900,000
                                                                                                                       ------------

    NEW JERSEY 2.8%
(a) New Jersey State Turnpike Authority Turnpike Revenue,
      Series D, FGIC Insured, Weekly VRDN and Put, 1.05%, 1/01/18 ..................................      2,600,000       2,600,000
      Series C-2, FSA Insured, Weekly VRDN and Put, 1.08%, 1/01/24 .................................      2,500,000       2,500,000
                                                                                                                       ------------
                                                                                                                          5,100,000
                                                                                                                       ------------

    NEW MEXICO 4.3%
(a) Albuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put, 1.08%, 7/01/23 ............        300,000         300,000
(a) Farmington PCR, Arizona Public Service Co.,
      Refunding, Series B, Daily VRDN and Put, 1.10%, 9/01/24 ......................................      2,600,000       2,600,000
      Series A, Daily VRDN and Put, 1.15%, 5/01/24 .................................................      4,400,000       4,400,000
(a) University of New Mexico Revenues, Refunding, AMBAC Insured, Weekly VRDN and Put,
      1.05%, 6/01/06 ...............................................................................        500,000         500,000
                                                                                                                       ------------
                                                                                                                          7,800,000
                                                                                                                       ------------

    NEW YORK 1.1%
(a) Jay Street Development Corp. Certificates Facility Lease Revenue, Jay Street Project,
      Series A-4, Daily VRDN and Put, 1.08%, 5/01/22 ...............................................      1,985,000       1,985,000
                                                                                                                       ------------

    NORTH CAROLINA .7%
(a) North Carolina Medical Care Commission Hospital Revenue, Pooled Financing Project, ACES,
      Series B, Daily VRDN and Put, 1.10%, 10/01/13 ................................................      1,200,000       1,200,000
                                                                                                                       ------------


                                                              Annual Report  | 9

FRANKLIN TAX-EXEMPT MONEY FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    OKLAHOMA 1.2%
(a) Oklahoma City Industrial and Culture Facilities Trust Revenue, Oklahoma City University Project,
      Weekly VRDN and Put, 1.05%, 8/01/15 ..........................................................     $2,100,000    $  2,100,000
                                                                                                                       -------------

    OREGON .6%
(a) Tri-County Metropolitan Transportation District Revenue, Interstate Max Project, Series A,
      Weekly VRDN and Put, 1.09%, 12/01/21 .........................................................      1,000,000       1,000,000
                                                                                                                       -------------
    PENNSYLVANIA 2.9%
(a) Delaware Valley Regional Finance Authority Local Government Revenue,
      Series A, Weekly VRDN and Put, 1.08%, 12/01/20 ...............................................      2,150,000       2,150,000
      Series D, Weekly VRDN and Put, 1.08%, 12/01/20 ...............................................      3,100,000       3,100,000
                                                                                                                       -------------
                                                                                                                          5,250,000
                                                                                                                       -------------

    TENNESSEE 2.9%
(a) Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
    Put, 1.13%,
      7/01/31 ......................................................................................      1,000,000       1,000,000
      1/01/33 ......................................................................................      1,100,000       1,100,000
(a) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
      and Put, 1.13%, 7/01/34 ......................................................................      1,100,000       1,100,000
(a) Montgomery County PBA, Pooled Financing Revenue, Tennessee County Loan Pool,
      Weekly VRDN and Daily Put, 1.08%, 11/01/27 ...................................................      1,955,000       1,955,000
                                                                                                                       -------------
                                                                                                                          5,155,000
                                                                                                                       -------------

    TEXAS 11.3%
(a) Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured,
      Weekly VRDN and Put, 1.09%, 9/15/26 ..........................................................      3,900,000       3,900,000
    Harris County Flood Control District, TECP, 1.13%, 8/27/04 .....................................      4,000,000       4,000,000
    Northside ISD, GO, School Building, Mandatory Put, 1.67%, 6/15/33 ..............................      4,400,000       4,400,000
    Texas State TRAN, 2.00%, 8/31/04 ...............................................................      8,000,000       8,005,875
                                                                                                                       -------------
                                                                                                                         20,305,875
                                                                                                                       -------------

    WISCONSIN .7%
(a) Wisconsin Housing and EDA Home Ownership Revenue, Series I, FSA Insured, Weekly VRDN
      and Put, 1.12%, 3/01/25 ......................................................................      1,240,000       1,240,000
                                                                                                                       -------------
    TOTAL BONDS (COST $181,164,003) 101.0% .........................................................                    181,164,003
    OTHER ASSETS, LESS LIABILITIES (1.0)% ..........................................................                     (1,792,089)
                                                                                                                       -------------
    NET ASSETS 100.0% ..............................................................................                   $179,371,914
                                                                                                                       =============

See glossary of terms on page 11.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


10 |  See notes to financial statements.  |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

GLOSSARY OF TERMS

ACES  - Adjustable Convertible Exempt Securities
AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
EDA   - Economic Development Authority
EDR   - Economic Development Revenue
FGIC  - Financial Guaranty Insurance Co.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assistance
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority/Agency Revenue
IDA   - Industrial Development Authority/Agency
IDB   - Industrial Development Bond/Board
IDR   - Industrial Development Revenue
ISD   - Independent School District
LLC   - Limited Liability Corp.
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MFHR  - Multi-Family Housing Revenue
MFR   - Multi-Family Revenue
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
RAN   - Revenue Anticipation Notes
TECP  - Tax-Exempt Commercial Paper
TRAN  - Tax and Revenue Anticipation Notes


                                                             Annual Report  | 11

FRANKLIN TAX-EXEMPT MONEY FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2004

ASSETS:
  Investments in securities, at amortized cost (Note 1) ........    $181,164,003
  Cash .........................................................         107,454
  Receivables:
    Capital shares sold ........................................         545,738
    Interest ...................................................         415,839
                                                                    ------------
       Total assets ............................................     182,233,034
                                                                    ------------
Liabilities:
  Payables:
    Investment securities purchased ............................       2,000,089
    Capital shares redeemed ....................................         740,136
    Affiliates .................................................          93,863
  Distributions to shareholders ................................           6,352
  Other liabilities ............................................          20,680
                                                                    ------------
       Total liabilities .......................................       2,861,120
                                                                    ------------
Net assets, at value ...........................................    $179,371,914
                                                                    ============
Shares outstanding .............................................     179,371,914
                                                                    ============
Net asset value per sharea .....................................    $       1.00
                                                                    ============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


12 |  See notes to financial statements.  |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

STATEMENT OF OPERATIONS
for the year ended July 31, 2004

Investment income:
  Interest .......................................................  $ 1,641,238
                                                                    ------------
Expenses:
  Management fees (Note 3) .......................................      961,417
  Transfer agent fees (Note 3) ...................................      165,638
  Custodian fees .................................................        2,294
  Reports to shareholders ........................................       21,760
  Registration and filing fees ...................................       46,180
  Professional fees ..............................................       12,833
  Directors' fees and expenses ...................................        8,319
  Other ..........................................................       21,758
                                                                    ------------
       Total expenses ............................................    1,240,199
                                                                    ------------
         Net investment income ...................................      401,039
                                                                    ------------
Net realized gain (loss) from investments ........................      (15,236)
                                                                    ------------
Net increase (decrease) in net assets resulting from operations ..  $   385,803
                                                                    ============


                      Annual Report  |  See notes to financial statements.  | 13

FRANKLIN TAX-EXEMPT MONEY FUND

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended July 31, 2004 and 2003

                                                                                               ----------------------------------
                                                                                                    2004               2003
                                                                                               ----------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................................................................   $    401,039       $    899,878
    Net realized gain (loss) from investments ..............................................        (15,236)            (2,830)
                                                                                               ----------------------------------
       Net increase (decrease) in net assets resulting from operations .....................        385,803            897,048
  Distributions to shareholders from net investment income .................................       (385,803)(a)       (897,048)(b)
  Capital share transactions (Note 2) ......................................................      2,537,557         13,124,529
                                                                                               ----------------------------------
       Net increase (decrease) in net assets ...............................................      2,537,557         13,124,529
Net assets (there is no undistributed net investment income at beginning or end of year):
  Beginning of year ........................................................................    176,834,357        163,709,828
                                                                                               ----------------------------------
  End of year ..............................................................................   $179,371,914       $176,834,357
                                                                                               ==================================

(a) Distributions were decreased by a net realized loss from investments of $15,236.

(b) Distributions were decreased by a net realized loss from investments of $2,830.


14 |  See notes to financial statements.  |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income exempt from federal income taxes, consistent with capital preservation and liquidity.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income. Fund distributions to shareholders are determined on a tax basis and may differ from net investment income and realized gains for financial reporting purposes.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Premiums on securities are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


                                                             Annual Report  | 15

FRANKLIN TAX-EXEMPT MONEY FUND

2. CAPITAL STOCK

At July 31, 2004, there were five billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                       --------------------------------
                                                              YEAR ENDED JULY 31,
                                                            2004              2003
                                                       --------------------------------
Shares sold .......................................    $ 205,085,529     $ 198,328,356
Shares issued in reinvestment of distributions ....          390,258           893,203
Shares redeemed ...................................     (202,938,230)     (186,097,030)
                                                       --------------------------------
Net increase (decrease) ...........................    $   2,537,557     $  13,124,529
                                                       ================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of the following entities:

----------------------------------------------------------------------------------------
ENTITY                                                            AFFILIATION
----------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                 Investment manager
Franklin Templeton Services LLC (FT Services)                     Administrative manager
Franklin/Templeton Distributors Inc (Distributors)                Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)      Transfer agent

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------
       .625%                 First $100 million
       .500%                 Over $100 million, up to and including $250 million
       .450%                 Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the year:

Contingent deferred sales charges retained ...........................   $16,506

The Fund paid transfer agent fees of $165,638, of which $127,906 was paid to Investor Services.


16 |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

4. INCOME TAXES

At July 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
  2005 .............................................................     $ 1,844
  2008 .............................................................       8,419
  2009 .............................................................      26,572
  2012 .............................................................      17,134
                                                                         -------
                                                                         $53,969
                                                                         =======

On July 31, 2004, the Fund had expired capital loss carryovers of $492.

At July 31, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2003 of $932. For tax purposes such losses will be reflected in the year ending July 31, 2005.

The tax character of distributions paid during the years ended July 31, 2004 and 2003, was as follows:

                                                           ---------------------
                                                             2004         2003
                                                           ---------------------
Distributions paid from tax-exempt income ..............   $385,803     $897,048
                                                           =====================

At July 31, 2004, the cost of investments and undistributed tax-exempt income for income tax purposes were as follows.

Costs of investments ............................................   $181,164,003
                                                                    ============
Undistributed tax-exempt income .................................   $     56,416
                                                                    ============

5. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement had been reached by the Fund's investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and


                                                             Annual Report  | 17

FRANKLIN TAX-EXEMPT MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT (CONTINUED)

sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC's Order, pursuant to which the Fund's investment manager neither admits nor denies any wrongdoing, the Fund's investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Fund's investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Fund's investment manager and the Fund's principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Fund's principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.


18 |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits, as more specifically described below, are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                             Annual Report  | 19

FRANKLIN TAX-EXEMPT MONEY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN TAX-EXEMPT MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Tax-Exempt Money Fund (the "Fund") at July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 9, 2004


20 |  Annual Report

FRANKLIN TAX-EXEMPT MONEY FUND

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended July 31, 2004. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2005, shareholders will be notified of amounts for use in preparing their 2004 income tax returns.


                                                             Annual Report  | 21

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (83)      Director         Since 1980          111                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)          Director         Since 1982          140                       Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                          company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (72)       Director         Since 1989          141                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (75)         Director         Since 1980          113                       Director, The California Center for
One Franklin Parkway                                                                          Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (76)         Director         Since 1992          140                       Director, White Mountains Insurance
One Franklin Parkway                                                                          Group, Ltd. (holding company);
San Mateo, CA 94403-1906                                                                      Martek Biosciences Corporation;
                                                                                              MedImmune, Inc. (biotechnology); and
                                                                                              Overstock.com (Internet services);
                                                                                              and FORMERLY, Director, MCI
                                                                                              Communication Corporation (subse-
                                                                                              quently known as MCI WorldCom, Inc.
                                                                                              and WorldCom, Inc.) (communications
                                                                                              services) (1988-2002) and Spacehab,
                                                                                              Inc. (aerospace services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------


22 |  Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (71)      Director and     Director since      140                       None
One Franklin Parkway           Chairman of      1980 and
San Mateo, CA 94403-1906       the Board        Chairman of the
                                                Board since 1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (63)  Director,        Director since      123                       None
One Franklin Parkway           President        1980, President
San Mateo, CA 94403-1906       and Chief        since 1993 and
                               Executive        Chief Executive
                               Officer -        Officer-
                               Investment       Investment
                               Management       Management
                                                since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (44)            Vice President   Since 1999          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (59)           Vice President   Since 1986          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (39)     Vice President Since 1999            Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (52)            Chief            Since July 2004     Not Applicable            None
One Franklin Parkway           Compliance
San Mateo, CA 94403-1906       Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources,
Inc., and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report  | 23

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (42)           Treasurer        Since July 2004     Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin
Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)        Vice President   Since 1995          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)          Senior Vice      Since 2002          Not Applicable            None
500 East Broward Blvd.         President
Suite 2100                     and Chief
Fort Lauderdale, FL            Executive
33394-3091                     Officer-
                               Finance and
                               Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (57)             Vice President   Since 2000          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)          Vice President   Since 2000          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------


24 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (67)         Vice President   Since 2002          Not Applicable            Director, FTI Banque, Arch Chemicals,
600 Fifth Avenue               -AML                                                           Inc. and Lingnan Foundation.
Rockefeller Center             Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)         Vice President   Since 2000          Not Applicable            None
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (52)           Chief Financial  Since May 2004      Not Applicable            None
500 East Broward Blvd.         Officer
Suite 2100
Fort Lauderdale, FL
33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
LLC; and formerly, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (42)              Vice President   Since 1999          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                             Annual Report  | 25

FRANKLIN TAX-EXEMPT MONEY FUND

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


26 |  Annual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Federal Money Fund(5),(6)
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Money Fund(5),(6)
Franklin Short-Intermediate U.S. Government Securities Fund(5)
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(7)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(8)
Tax-Exempt Money Fund(5),(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC(7)

Alabama                         Michigan(8)
Arizona                         Minnesota(8)
California(9)                   Missouri
Colorado                        New Jersey
Connecticut                     New York(9)
Florida(9)                      North Carolina
Georgia                         Ohio(8)
Kentucky                        Oregon
Louisiana                       Pennsylvania
Maryland                        Tennessee
Massachusetts(8)                Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(10)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders as well as select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6) No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

(7) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(8)   Portfolio of insured municipal securities.

(9) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(10) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


02/04                                              Not part of the annual report

       [LOGO](R)                        One Franklin Parkway
FRANKLIN(R) TEMPLETON(R)                San Mateo, CA 94403-1906
      INVESTMENTS

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TAX-EXEMPT MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

114 A2004 09/04

      Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $21,460 for the fiscal year ended July 31, 2004 and $9,562 for the fiscal year ended July 31, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $48,134 for the fiscal year ended July 31, 2004 and $0 for the fiscal year ended July 31, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $85 for the fiscal year ended July 31, 2004 and $0 for the fiscal year ended July 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $99,915 for the fiscal year ended July 31, 2004 and $12,972 for the fiscal year ended July 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $148,134 for the fiscal year ended July 31, 2004 and $12,972 for the fiscal year ended July 31, 2003.

(h) No disclosures are required by this Item 4(h).

      Item 5. Audit Committee of Listed Registrants. N/A

      Item 6. Schedule of Investments. N/A

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

      Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

      Item 9. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      Item 10. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 11. Exhibits.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 30, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    September 30, 2004